NOTE 1 - DESCRIPTION OF BUSINESS AND SUMMARY OF ACCTING POLICIES (Details Narrative) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Short term notes outstanding	$ 773,279	$ 773,279	$ 773,279	$ 773,279
Additional Notes	750,000	460,000		275,000
Convertible Notes outstanding	185,174	349,500		11,803
Note discount, net	21,000	21,000		13,822
Options	9,050,000	9,050,000
Reserve for litigation	$ 205,000	$ 205,000	$ 205,000	$ 205,000